Consolidated Statements of Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Comprehensive (Loss) Income
Balance at Dec. 31, 2009	$ 1,186,331	$ 0	$ 1,446,529	$ (236,424)	$ (23,774)
Increase (Decrease) in Stockholders' Equity
Net loss (income)	(14,559)			(14,559)		(14,559)
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	1,583				1,583	1,583
Net unrealized gain on derivative instruments	2,634				2,634	2,634
Foreign currency translation	2,186				2,186	2,186
Total Comprehensive (Loss) Income	(8,156)			(14,559)	6,403	(8,156)
Stock-based employee compensation-contribution from Holdings	9,352		9,352
Balance at Dec. 31, 2010	1,187,527	0	1,455,881	(250,983)	(17,371)
Increase (Decrease) in Stockholders' Equity
Net loss (income)	40,821			40,821		40,821
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	(695)				(695)	(695)
Net unrealized gain on derivative instruments	13,314				13,314	13,314
Foreign currency translation	(1,460)				(1,460)	(1,460)
Total Comprehensive (Loss) Income	51,980			40,821	11,159	51,980
Stock-based employee compensation-contribution from Holdings	8,412		8,412
Balance at Dec. 31, 2011	1,247,919	0	1,464,293	(210,162)	(6,212)
Increase (Decrease) in Stockholders' Equity
Net loss (income)	(713,543)			(713,543)		(713,543)
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	965				965	965
Net unrealized gain on derivative instruments	12,239				12,239	12,239
Foreign currency translation	(426)				(426)	(426)
Total Comprehensive (Loss) Income	(700,765)			(713,543)	12,778	(700,765)
Stock-based employee compensation-contribution from Holdings	7,119		7,119
Other	377		377
Balance at Dec. 31, 2012	$ 554,650	$ 0	$ 1,471,789	$ (923,705)	$ 6,566